Average Annual Total Returns - Retail Class - Transamerica US Growth	A 1 Year	A 5 Years	A 10 Years	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	28.40%	18.65%	14.24%	Nov. 13, 2009	25.67%	16.38%	12.30%	18.73%	14.55%	11.27%	38.49%	[1]	21.00%	[1]	17.21%	[1]

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